Fair Value Measurements - Offsetting Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Offsetting Derivative Assets [Abstract]
Derivative Asset, Total	$ 3,717	$ 3,717	$ 3,048		$ 9,296
Offsetting Derivative Liabilities [Abstract]
Derivative Liability, Total	$ 1,678	1,678	1,828		2,382
Forward Contracts
Offsetting Derivative Assets [Abstract]
Derivative Asset, Subject to Master Netting Arrangement, before Offset		3,525	3,263		2,598
Derivative Asset, Subject to Master Netting Arrangement, Liability Offset		(19)	(531)		(1,786)
Derivative Asset, Total		3,506	2,732		812
Offsetting Derivative Liabilities [Abstract]
Gross Amount of Recognized Assets			0	$ 0	282
Gross Amount of Recognized Liabilities			0	0	(1,748)
Derivative Liability, Total		$ 0	$ 0	$ 0	$ 1,466